Income Tax: (Details 2) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Deferred income tax assets
Net operating loss carry forwards	$ 34,768,039	$ 35,964,366
Property, Plant and Equipment	3,227,233	3,227,745
Other deferred tax assets	2,873,810	1,682,594
Total deferred tax assets	40,869,082	40,874,705
Valuation allowance	(35,305,365)	(40,662,538)
Net deferred tax assets	5,563,717	212,167
Deferred income tax liabilities
Cash held in trust	(5,124,118)	(18,585,000)
Other deferred tax liability	(1,815,509)	(29,650)
Net deferred income tax liability	$ (1,375,910)	$ (18,402,483)